Submission	Jan. 14, 2026
Submission [Line Items]
Central Index Key	0001985840
Registrant Name	Hashdex Commodities Trust
Registration File Number	333-276254
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Tidal Commodities Trust I
Street 1	234 W Florida St.
Street 2	Suite 203
City	Milwaukee
State or Country Code	WI
Zip Code	53204
Ceased Operations Date	Dec. 31, 2024
Reporting FY End Date	Dec. 31, 2024
Offset Table N/A	N/A